Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our NEOs relative to our financial performance.
The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the year ended December 31, 2025.
Pay versus Performance Table

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (h)
					Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3) (g)
2025	6,421,871	8,774,821	3,604,140	4,712,445	100.05	99.90	9

(1)	The PEO and the non-PEO NEOs for the year ended December 31, 2025 are as follows: PEO – Jason Long; non-PEO NEOs – Michael Reitz, Scott McNeely, Harrison Bolling and Jason Williams.
(2)
The amount reported in this column is based on total compensation reported for our PEO in the Summary Compensation Table for the year ended December 31, 2025 and adjusted as shown in the table below in accordance with applicable SEC rules. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A shares and (ii) the Peer Group TSR column represent the measurement period value of an investment of $100 in our peer group. For purposes of the Pay versus Performance table, the peer group is the Alerian US Midstream Energy Index, which is the same peer group we used in our Annual Report on Form 10-K for the year ended December 31, 2025.

For the year ended December 31, 2025
PEO Summary Compensation Table (“SCT”) Total	$6,421,871
Add (Subtract)
Fair value of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT	$(3,913,558)
Year-end fair value of awards outstanding and unvested as of the end of the year (for awards granted during the year)	$5,297,052
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the covered year)	$—
Change in fair value of equity awards as of the end of the covered year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)	$171,158
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the covered year (for awards granted in years prior)	$798,298
Amount equal to the fair value of equity awards as of the end of the year preceding the covered year if the award was forfeited during the year	$—
Dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered year)	$—
COMPENSATION ACTUALLY PAID TO PEO TOTAL	$8,774,821

For the year ended December 31, 2025
Non-PEO NEOs Average Summary Compensation Table Total	$3,604,140
Add (Subtract)
Average fair values of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT	$(2,163,689)
Year-end fair value of awards outstanding and unvested as of the end of the covered year (for awards granted during the year)	$2,852,542
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the year)	$—
Change in fair value of equity awards as of the end of the year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)	$130,246
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the year (for awards granted in years prior)	$289,206
Amount equal to the fair value of equity awards as of the end of the year preceding the year if the award was forfeited during the year	$—
Dollar value of any dividends or other earnings paid on equity awards during the year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year)	$—
AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS TOTAL	$4,712,445

Named Executive Officers, Footnote
(1)	The PEO and the non-PEO NEOs for the year ended December 31, 2025 are as follows: PEO – Jason Long; non-PEO NEOs – Michael Reitz, Scott McNeely, Harrison Bolling and Jason Williams.

Peer Group Issuers, Footnote
(3)
The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A shares and (ii) the Peer Group TSR column represent the measurement period value of an investment of $100 in our peer group. For purposes of the Pay versus Performance table, the peer group is the Alerian US Midstream Energy Index, which is the same peer group we used in our Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 6,421,871
PEO Actually Paid Compensation Amount	$ 8,774,821
Adjustment To PEO Compensation, Footnote

For the year ended December 31, 2025
PEO Summary Compensation Table (“SCT”) Total	$6,421,871
Add (Subtract)
Fair value of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT	$(3,913,558)
Year-end fair value of awards outstanding and unvested as of the end of the year (for awards granted during the year)	$5,297,052
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the covered year)	$—
Change in fair value of equity awards as of the end of the covered year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)	$171,158
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the covered year (for awards granted in years prior)	$798,298
Amount equal to the fair value of equity awards as of the end of the year preceding the covered year if the award was forfeited during the year	$—
Dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered year)	$—
COMPENSATION ACTUALLY PAID TO PEO TOTAL	$8,774,821

Non-PEO NEO Average Total Compensation Amount	$ 3,604,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,712,445
Adjustment to Non-PEO NEO Compensation Footnote

For the year ended December 31, 2025
Non-PEO NEOs Average Summary Compensation Table Total	$3,604,140
Add (Subtract)
Average fair values of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT	$(2,163,689)
Year-end fair value of awards outstanding and unvested as of the end of the covered year (for awards granted during the year)	$2,852,542
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the year)	$—
Change in fair value of equity awards as of the end of the year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)	$130,246
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the year (for awards granted in years prior)	$289,206
Amount equal to the fair value of equity awards as of the end of the year preceding the year if the award was forfeited during the year	$—
Dollar value of any dividends or other earnings paid on equity awards during the year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year)	$—
AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS TOTAL	$4,712,445

Compensation Actually Paid vs. Total Shareholder Return
Narrative to Pay Versus Performance Table
As discussed in greater detail in the Compensation Discussion and Analysis above, the Chairman of our board of directors considers many factors when making decisions concerning the compensation of our NEOs. While the primary factor taken into account when discussing an NEO’s compensation is the NEO’s personal performance and contributions to the Company, TSR is an example of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as Compensation Actually Paid (“CAP”). However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions and projected performance modifiers but does not reflect actual amounts realized by our NEOs for those awards. In fiscal year 2025, our board of directors also made compensation decisions to align our PEO and non-PEO NEOs’ compensation more closely with market practices following the IPO.
Historically, long-term equity compensation has been the primary method employed to align our NEOs’ interests with the performance of the Company. Prior to the IPO, equity compensation consisted primarily of the issuance of Incentive Units with three-year vesting terms. Following the IPO, such equity compensation consisted primarily of RSUs granted pursuant to the LTIP. While long-term equity incentives represent a large portion of our NEOs’ total target compensation, the performance of our Class A shares, measured by TSR, is one of the key drivers of CAP. Measuring from September 16, 2025, the date when our Class A shares started trading on the NYSE, until December 31, 2025, our Class A shares yielded a TSR of $100.05 assuming $100.00 was invested in our Class A shares on September 16, 2025. Assuming $100.00 was invested in the peer group we benchmarked against in our Annual Report on Form 10-K filed with the SEC on March 13, 2026, the Alerian US Midstream Energy Index, our peer group yielded a TSR of $99.90, indicating a 0.15% premium over the Alerian US Midstream Energy Index.

Compensation Actually Paid vs. Net Income
Narrative to Pay Versus Performance Table
As discussed in greater detail in the Compensation Discussion and Analysis above, the Chairman of our board of directors considers many factors when making decisions concerning the compensation of our NEOs. While the primary factor taken into account when discussing an NEO’s compensation is the NEO’s personal performance and contributions to the Company, TSR is an example of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as Compensation Actually Paid (“CAP”). However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions and projected performance modifiers but does not reflect actual amounts realized by our NEOs for those awards. In fiscal year 2025, our board of directors also made compensation decisions to align our PEO and non-PEO NEOs’ compensation more closely with market practices following the IPO.
Historically, long-term equity compensation has been the primary method employed to align our NEOs’ interests with the performance of the Company. Prior to the IPO, equity compensation consisted primarily of the issuance of Incentive Units with three-year vesting terms. Following the IPO, such equity compensation consisted primarily of RSUs granted pursuant to the LTIP. While long-term equity incentives represent a large portion of our NEOs’ total target compensation, the performance of our Class A shares, measured by TSR, is one of the key drivers of CAP. Measuring from September 16, 2025, the date when our Class A shares started trading on the NYSE, until December 31, 2025, our Class A shares yielded a TSR of $100.05 assuming $100.00 was invested in our Class A shares on September 16, 2025. Assuming $100.00 was invested in the peer group we benchmarked against in our Annual Report on Form 10-K filed with the SEC on March 13, 2026, the Alerian US Midstream Energy Index, our peer group yielded a TSR of $99.90, indicating a 0.15% premium over the Alerian US Midstream Energy Index.

Total Shareholder Return Vs Peer Group
Narrative to Pay Versus Performance Table
As discussed in greater detail in the Compensation Discussion and Analysis above, the Chairman of our board of directors considers many factors when making decisions concerning the compensation of our NEOs. While the primary factor taken into account when discussing an NEO’s compensation is the NEO’s personal performance and contributions to the Company, TSR is an example of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as Compensation Actually Paid (“CAP”). However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions and projected performance modifiers but does not reflect actual amounts realized by our NEOs for those awards. In fiscal year 2025, our board of directors also made compensation decisions to align our PEO and non-PEO NEOs’ compensation more closely with market practices following the IPO.
Historically, long-term equity compensation has been the primary method employed to align our NEOs’ interests with the performance of the Company. Prior to the IPO, equity compensation consisted primarily of the issuance of Incentive Units with three-year vesting terms. Following the IPO, such equity compensation consisted primarily of RSUs granted pursuant to the LTIP. While long-term equity incentives represent a large portion of our NEOs’ total target compensation, the performance of our Class A shares, measured by TSR, is one of the key drivers of CAP. Measuring from September 16, 2025, the date when our Class A shares started trading on the NYSE, until December 31, 2025, our Class A shares yielded a TSR of $100.05 assuming $100.00 was invested in our Class A shares on September 16, 2025. Assuming $100.00 was invested in the peer group we benchmarked against in our Annual Report on Form 10-K filed with the SEC on March 13, 2026, the Alerian US Midstream Energy Index, our peer group yielded a TSR of $99.90, indicating a 0.15% premium over the Alerian US Midstream Energy Index.

Total Shareholder Return Amount	$ 100.05
Peer Group Total Shareholder Return Amount	$ 99.9
PEO Name	Jason Long
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 9,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,913,558)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,297,052
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,158
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,298
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,163,689)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,852,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,246
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,206
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0